Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsEffective January 1, 2026, the Plan implemented a change required under SECURE 2.0 whereby catch-up contributions made by any Member whose FICA wages exceeded $150,000 in the prior calendar year must be designated as Roth contributions. This change was operationally implemented as of January 1, 2026. The related Plan amendment has not yet been adopted, as SECURE 2.0 amendments are not required to be adopted until December 31, 2026.